UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08349

Name of Fund:  BlackRock MuniHoldings Investment Quality Fund (MFL)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

              MuniHoldings Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 135.5%

Alabama — 3.5%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$10,995	$11,215,670
6.13%, 06/01/19	4,980	5,082,986
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	1,745	1,880,377

		18,179,033
Arizona — 1.7%
County of Maricopa Arizona IDA, RB, Banner Health, Series A, 5.00%, 01/01/41	2,750	3,030,170
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, 5.00%, 01/01/38	3,000	3,308,970
University of Arizona Board of Regents, Refunding RB, Series A, 5.00%, 06/01/40	2,300	2,555,300

		8,894,440
California — 18.9%
Anaheim California Union High School District, GO, Election of 2014, 4.00%, 08/01/42	4,000	4,128,480
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	5,370	5,755,459
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	3,330	3,747,749
2nd, 5.25%, 05/01/33	6,370	7,005,089
5.00%, 05/01/44	3,430	3,695,962
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco City Country Airport, Series E, 5.00%, 05/01/48	5,000	5,618,250
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,539,842
5.75%, 12/01/36	3,285	3,408,483
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	4,450	4,766,217
County of Sacramento California Airport System Revenue, Refunding RB, AMT, Series C, 5.00%, 07/01/39	3,410	3,803,241

Security	Par (000)	Value
California (continued)
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	$4,365	$4,993,429
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/38	2,705	3,003,172
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	15,000	15,465,150
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	4,500	5,107,680
5.50%, 11/01/31	2,615	2,964,259
5.50%, 11/01/33	2,000	2,259,240
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	3,240	3,614,091
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/42	3,500	3,933,930
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	1,685	1,931,094
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	10,000	11,220,600

		98,961,417
Colorado — 2.0%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	2,700	3,045,519
5.50%, 11/15/30	1,040	1,170,010
5.50%, 11/15/31	1,250	1,404,413
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	4,925	5,016,211

		10,636,153
Florida — 7.8%
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	5,996,232
5.25%, 10/01/30	3,255	3,583,332
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,570,091
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	340	343,029

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	$145	$145,787
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	3,145	3,472,363
Series B, AMT, 6.25%, 10/01/38	1,405	1,593,200
Series B, AMT, 6.00%, 10/01/42	1,885	2,121,077
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,870	3,207,369
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	5,465	5,863,890
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	3,225	3,594,650
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	2,965	3,278,134

		40,769,154
Georgia — 0.7%
County of Fulton Development Authority, Refunding RB, Piedmont Helthcare, Series A, 4.00%, 07/01/35	3,500	3,556,875

Hawaii — 2.1%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	5,985	6,554,293
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	1,350	1,489,968
5.25%, 08/01/26	2,500	2,746,600

		10,790,861
Illinois — 19.7%
Chicago Housing Authority, RB, M/F Housing, Series A (HUD), 5.00%, 01/01/38	2,150	2,364,936
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 01/01/30	6,500	7,123,155
5.50%, 01/01/32	6,275	6,853,931
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	8,020	8,556,297

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	$6,210	$6,683,575
3rd Lien, Series A, 5.75%, 01/01/39	1,185	1,257,273
3rd Lien, Series C, 6.50%, 01/01/21(a)	16,800	18,332,328
Senior Lien, Series D, 5.25%, 01/01/42	2,630	2,907,307
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B, 5.00%, 01/01/35	4,300	4,754,338
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	6,000	6,000,000
Sales Tax Receipts, 5.25%, 12/01/40	10,960	11,541,209
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	7,735	7,987,934
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,333,640
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	4,365	4,716,819
6.00%, 06/01/21	1,245	1,360,362
State of Illinois, GO, Series C, 5.00%, 11/01/29	5,000	5,241,450

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/37	$2,700	$3,005,937

		103,020,491
Indiana — 0.2%
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,240	1,299,793

Kansas — 0.9%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,000	4,641,280

Kentucky — 1.0%
Kentucky Public Energy Authority, RB, Series A, 4.00%, 04/01/48(b)	5,000	5,232,250

Louisiana — 0.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 01/01/19(a)	720	722,246

Maryland — 3.1%
Maryland Stadium Authority, RB, Baltimore City Public School, 5.00%, 05/01/41	15,000	16,508,100

Massachusetts — 5.3%
Commonwealth of Massachusetts, GOL, Series G, 4.00%, 09/01/42	15,000	15,138,600
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/41	4,710	5,142,661
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,094,570
Massachusetts School Building Authority, RB, Series B, 4.00%, 02/15/42	6,200	6,214,136

		27,589,967
Michigan — 2.8%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	6,310	6,466,488
6.25%, 07/01/36	10	10,226
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(a)	6,015	6,472,320

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	$1,525	$1,632,940

		14,581,974
Mississippi — 2.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	7,492,633
Special Obligation, 6.75%, 12/01/31	3,775	4,438,230
Special Obligation, 6.75%, 12/01/33	2,350	2,753,330

		14,684,193
Nevada — 2.2%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	11,175	11,523,548

New Jersey — 7.5%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	7,000	7,474,320
(AGM), 5.00%, 01/01/31	2,425	2,613,786
New Jersey EDA, Refunding RB, Series B, 5.50%, 06/15/30	4,080	4,552,831
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	6,500	6,629,870
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	2,250	2,382,548
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series AA, 5.50%, 06/15/39	8,175	8,732,126
New Jersey Turnpike Authority, Refunding RB, Series A, 5.00%, 01/01/34	1,685	1,877,023
State of New Jersey, GO, 4.00%, 06/01/29	5,000	5,128,250

		39,390,754
New York — 13.1%
City of New York, GO, Subseries F-1, 5.00%, 04/01/38	10,000	11,277,500
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 06/15/43	3,475	3,677,245

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 06/15/40	$7,500	$7,608,375
City of New York Transitional Finance Authority, RB, Future Tax Secured Subordinate, Subseries B-1, 5.00%, 08/01/40	5,000	5,535,200
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	4,000	4,066,640
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	4,490	4,897,243
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	6,140	6,733,861
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	10,000	10,583,700
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series:
5.25%, 11/15/39	6,000	6,925,080
5.25%, 05/15/42	900	1,031,985
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/38	5,660	6,373,103

		68,709,932
Ohio — 1.6%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/31	5,145	5,672,877
5.25%, 02/15/32	2,250	2,477,070

		8,149,947
Pennsylvania — 6.3%
Pennsylvania State University, RB, Series A, 5.00%, 09/01/42	2,945	3,342,369
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	5,000	5,705,250
Sub-Series A, 5.50%, 12/01/46	18,570	20,932,661

Security	Par (000)	Value
Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	$3,000	$3,264,570

		33,244,850
South Carolina — 6.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	6,735	7,599,100
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 07/01/25	4,490	5,032,931
5.50%, 07/01/38	3,000	3,311,550
6.00%, 07/01/38	5,270	5,929,014
5.50%, 07/01/41	4,170	4,597,467
South Carolina Jobs-Economic Development Authority, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/37(c)	4,480	4,853,542
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	3,445	3,735,207

		35,058,811
Texas — 20.1%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	4,190	4,598,483
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	12,030	12,251,713
6.00%, 05/15/19	670	682,495
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	8,940	9,104,764
6.00%, 05/15/19	495	504,232
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 07/01/37	1,450	1,455,336
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	5,580	5,763,247
Series H, 5.00%, 11/01/37	4,575	4,784,398
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	3,735	4,176,963
North Texas Tollway Authority, Refunding RB, 1st Tier(a):
(AGM), 6.00%, 01/01/21	5,555	5,994,900
Series K-1 (AGC), 5.75%, 01/01/19	9,000	9,026,910

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	$7,170	$7,895,461
State of Texas, GO:
Transportation Commission Highway Improvement, 5.00%, 04/01/43	15,550	17,250,859
Water Financial Assistance, Series D, 5.00%, 05/15/40	8,000	8,890,720
Refunding Transportation Commission, Series A, 5.00%, 10/01/44	1,945	2,129,289
Texas Water Development Board, RB:
State Water Implementation Fund, Series B, 4.00%, 10/15/43	5,000	5,075,600
State Water Implementation Revenue, 5.25%, 10/15/46	4,780	5,391,888

		104,977,258
Utah — 2.4%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 5.00%, 05/15/46	7,500	8,265,450
Utah State University, RB, Series B, 4.00%, 12/01/45	4,390	4,404,838

		12,670,288
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	1,750	1,876,175
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	4,300	4,300,000

		6,176,175
Washington — 1.8%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	4,200	4,488,666
Everett Public Facilities District, Refunding RB, Series A, 4.00%, 12/01/41	1,930	1,925,908
State of Washington, GO, Series C, 5.00%, 02/01/41	2,500	2,822,525

		9,237,099

Total Municipal Bonds — 135.5% (Cost — $689,525,610)		709,206,889

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(d) — 35.1%
Alabama — 8.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Senior Credit:
Ascension Health, Series C, 5.00%, 11/15/46	$11,920	$12,982,430
Ascension Group, Series B, 5.00%, 11/15/46	27,798	30,276,024

		43,258,454
California — 0.5%
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	2,400	2,438,592

Massachusetts — 4.4%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series E, 5.25%, 09/01/43	20,000	23,117,200

Nevada — 1.0%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(a)	5,008	5,114,163

New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	5,922	5,956,947
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	2,961	3,093,861

		9,050,808
New York — 13.7%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	4,995	5,076,652
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	5,619	5,641,551
City of New York Transitional Finance Authority, RB, Series, S-1, 5.00%, 07/15/43	11,825	13,262,016
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e):
5.75%, 02/15/21(a)	5,726	6,160,723
5.75%, 02/15/47	3,523	3,789,890
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	13,950	15,069,190

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(e)	$8,200	$8,940,784
State of New York Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/19(a)	13,500	13,631,153

		71,571,959
Texas — 4.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 02/01/19(a)(e)	12,027	12,090,944
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(a)	9,640	10,492,224

		22,583,168
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	6,373	6,512,332

Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.1% (Cost — $182,975,742)	$183,646,676

Total Long-Term Investments — 170.6% (Cost — $872,501,352)	892,853,565

Total Investments — 170.6% (Cost — $872,501,352)	892,853,565
Liabilities in Excess of Other Assets — (0.0)%	(89,011)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.2)%	(95,195,435)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (52.4)%	(274,217,370)

Net Assets Applicable to Common Shares — 100.0%	$523,351,749

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement(s), which expire between February 1, 2019 to November 15, 2019, is $19,874,974.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,018,845	(1,018,845)	—	$—	$10,487	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL)

Portfolio Abbreviations (continued)

ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	83	03/20/19	$9,915	$(25,601)
Long U.S. Treasury Bond	154	03/20/19	21,546	(91,029)
5-Year U.S. Treasury Note	69	03/29/19	7,794	(10,080)

				$(126,710)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL)

Fair Value Hierarchy as of Period End (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$892,853,565	$—	$892,853,565

Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	$(126,710)	$—	$—	$(126,710)

(a)	See above Schedule of Investments for values in sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(94,902,961)	$—	$(94,902,961)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

	$—	$(369,502,961)	$—	$(369,502,961)

During the period ended November 30, 2018, there were no transfers between levels.

8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 18, 2019